Income Taxes - Reconciliation of the provision for income taxes to the amount computed at the federal statutory rate (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Oct. 03, 2019	Sep. 28, 2019	Oct. 03, 2018	Sep. 29, 2018
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate			$ 12,851	$ 3,198		$ (190)
Permanent differences			464	286		27
Change in valuation allowance			(11,373)	11,060		5,738
State taxes, net of federal benefit			2,503	208		891
Federal rate change			0	0		(1,540)
Other			(1,818)	103		0
Total income tax provision	$ (14,314)	$ (15,010)	$ 2,627	$ 14,855	$ 14,855	$ 4,926	$ 4,926